PERSONNEL, MATERIAL AND SERVICES	12 Months Ended
Dec. 31, 2017
PERSONNEL, MATERIAL AND SERVICES
PERSONNEL, MATERIAL AND SERVICES

NOTE 39 — PERSONNEL, MATERIAL AND SERVICES

	12/31/2017	12/31/2016	12/31/2015
Personnel	7,721,938	6,548,572	6,004,845
Material	324,082	329,599	318,410
Services	2,884,313	3,485,040	3,172,162

	10,930,333	10,363,211	9,495,417

The Company and some of its subsidiaries (CGTEE, Chesf, Eletronuclear, Eletronorte, Eletropar, Eletrosul and Furnas) implemented the Extraordinary Retirement Plan (“PAE”), as set forth in the Business and Management Master Plan (“PDNG”) for the period from 2017 to 2021.

Voluntary adhesions to the PAE were divided into two periods, the first from May 22 to July 14, 2017, and the second from July 17 to 31, 2017. Voluntary adhesions in these periods totaled 2,097 employees. The dismissals were carried out between June and December 2017.

The expenses with the PAE a) incentive indemnification equivalent to 40% of the balance for termination of the Government Severance Indemninity Fund for Employees — FGTS plus advance notice, and 50% on the sum of these amounts for adhesions made up to 07.14.2017; b) an indemnification incentive equivalent to 40% of the balance for termination of the FGTS plus prior notice and 30% of the sum of these amounts for adhesions from 17 to 07.31.2017, and c) maintenance of health care coverage for a period of 60 months from the date of dismissal of the employee.